AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 18, 1999

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933                                                      /X/
Pre-Effective Amendment No. 1                                               /X/
Post-Effective Amendment No. ___                                            / /
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                              /X/
Amendment No. 1                                                             /X/
(Check appropriate box or boxes)

                                   X.COM FUNDS

               (Exact name of Registrant as specified in charter)

                              394 University Avenue
                               Palo Alto, CA 94301
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (650) 752-6900

                                  John T. Story
                                X.com Corporation
                              394 University Avenue
                               Palo Alto, CA 94301
                     (Name and address of agent for service)


Please send copies of all communications to:

                  David J. Harris, Esq.                       John T. Story
                  Dechert Price & Rhoads                    X.com Corporation
                   1775 Eye Street, NW                     394 University Avenue
                   Washington, DC 20006                     Palo Alto, CA 94301

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

           Immediately upon filing pursuant to paragraph (b)
----------
           on (date) pursuant to paragraph (b)
----------
           60 days after filing pursuant to paragraph (a)(1)
----------
           75 days after filing pursuant to paragraph (a)(2) of Rule 485
----------

If appropriate, check the following box:

            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----------